Document and Entity Information	Mar. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2024
Entity Registrant Name	ALCOA CORP
Entity Incorporation State Country Code	DE
Entity File Number	1-37816
Entity Tax Identification Number	81-1789115
Entity Address Address Line 1	201 Isabella Street
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15212-5858
City Area Code	412
Local Phone Number	315-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001675149